SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,171,714	911,309
Percentage Of Monthly Deposits Behalf Of Insurance Companies	8.33%
Advertising Expense	$ 175,231	$ 158,039
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0
Bank Time Deposits [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.09%	1.82%